Income Taxes Level 4 (Details) - Presentation of the Net Deferred Tax Liability (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Current deferred income taxes (Other current assets)	$ 21	$ 10
Long-term deferred income taxes	348	4
Liabilities [Abstract]
Current deferred income taxes (Other current liabilities)	0	0
Long-term deferred income taxes	(18)	(72)
Net deferred tax asset (liability)	351	(58)
Operating Loss Deduction	10
Deferred Interest Deduction	23
Valuation allowance	141	432	479	579
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	866
Tax Credit Carryforward, Amount	2
Operating Loss Carryforwards, Valuation Allowance	84
Undistributed Earnings of Foreign Subsidiaries	$ 516